GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of December 31, 2014, we own and operate a fleet of twelve LNG carriers and one Floating Storage Regasification Units ("FSRUs"), and under management agreements operate Golar LNG Partner LP's ("Golar Partners" or the "Partnership") fleet of nine LNG carriers and FSRUs. In addition, we have new building commitments for the construction of three LNG carriers and one FSRU which are due for delivery in 2015. Since December 31, 2014, three of the LNG carriers have been delivered and the FSRU is expected to be delivered in December 2015.

In July 2014, we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNGV") based on the conversion of our existing LNG carrier, the Hilli and in December 2014, we signed an agreement for the conversion of the LNG carrier Golar Gimi to a FLNGV.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Golar LNG Partners LP ("Golar Partners" or the "Partnership")

Golar Partners is our former subsidiary, which is an owner and operator of FSRUs and LNG carriers under long-term charters (defined as five years or longer from the date of the dropdown). In April 2011, we completed the initial public offering ("IPO") of Golar Partners and its listing on the Nasdaq stock exchange. As a result of the offering, our ownership interest was reduced to 65.4% (including our 2% general partner interest). Our ownership interest in Golar Partners as of December 31, 2014 and 2013 is 41.4% (see note 32). In January 2015, following a secondary offering of 7,170,000 shares, our ownership interest is currently at 30% (including our 2% general partner interest).

Under the provisions of the partnership agreement, the general partner irrevocably delegated the authority to the Partnership's board of directors to have the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2011 until the time of Golar Partners' first AGM on December 13, 2012, we retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first Golar Partners' Annual General Meeting ("AGM"), the majority of the board members became electable by the common unitholders and accordingly, from this date, we no longer retain the power to control the board of Golar Partners. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary (see note 6).